37. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	R$ 26,915	R$ 134,468
Liabilities	18,419	R$ 45,310
2019 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	20,006
Liabilities	6,588
2020 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	1,382
Liabilities	6,588
2021 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	1,382
Liabilities	1,747
2022 onwards [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	4,145
Liabilities	R$ 3,496